International Theme Parks Impact of Consolidating Balance Sheets of International Theme Parks (Detail) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Cash and cash equivalents	$ 4,455	$ 4,150	$ 4,017	$ 4,610
Other current assets	778	635	588
Total current assets	17,537	16,825	15,889
Parks, resorts and other property	29,797	29,540	28,406
Other assets	3,424	3,365	2,390
Total assets	99,941	98,598	95,789
Current liabilities	17,619	17,860	19,595
Borrowings	17,176	17,084	19,119
International Theme Parks
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Cash and cash equivalents	737	834	843
Other current assets	364	400
Other current assets		400	376
Total current assets	1,101	1,234	1,219
Parks, resorts and other property	8,947	8,973	9,403
Other assets		103	111
Other assets	107	103
Total assets	10,155	10,310	10,733
Current liabilities	769	921	1,163
Borrowings	1,121	1,106	1,145
Other long-term liabilities	348	382	371
Total Liabilities	$ 2,238	$ 2,409	$ 2,679